Suppliers and contractors (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Interest on supplier finance arrangements	$ 162	$ 203	$ 51
Foreign exchange gains	$ 6